Organization (Narrative) (Details)	3 Months Ended
Mar. 31, 2014
Q Therapeutics, Inc. [Member]
Entity Information [Line Items]
Date of incorporation (Date)	Oct. 27, 2005
Q Therapeutic Products, Inc. [Member]
Entity Information [Line Items]
Date of incorporation (Date)	Mar. 28, 2002